Property, plant and equipment (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property And Equipment Is Composed As Follows Abstract
Property and equipment	R$ 2,493,499	R$ 2,289,052	R$ 1,802,613
Data processing equipment
Property And Equipment Is Composed As Follows Abstract
Property and equipment	146,005	55,349	41,841
Machinery and equipment
Property And Equipment Is Composed As Follows Abstract
Property and equipment	2,266,947	2,144,463	1,677,402
Leasehold improvements
Property And Equipment Is Composed As Follows Abstract
Property and equipment	58,244	67,120	67,269
Other
Property And Equipment Is Composed As Follows Abstract
Property and equipment	22,303	22,120	16,101
Cost
Property And Equipment Is Composed As Follows Abstract
Property and equipment	3,732,183	3,029,423	2,060,973
Cost | Data processing equipment
Property And Equipment Is Composed As Follows Abstract
Property and equipment	214,279	106,643	77,413
Cost | Machinery and equipment
Property And Equipment Is Composed As Follows Abstract
Property and equipment	3,382,067	2,798,823	1,881,556
Cost | Leasehold improvements
Property And Equipment Is Composed As Follows Abstract
Property and equipment	102,145	94,048	79,890
Cost | Other
Property And Equipment Is Composed As Follows Abstract
Property and equipment	33,692	29,909	22,114
Accumulated amortization
Property And Equipment Is Composed As Follows Abstract
Property and equipment	(1,238,684)	(740,371)	(258,360)
Accumulated amortization | Data processing equipment
Property And Equipment Is Composed As Follows Abstract
Property and equipment	(68,274)	(51,294)	(35,572)
Accumulated amortization | Machinery and equipment
Property And Equipment Is Composed As Follows Abstract
Property and equipment	(1,115,120)	(654,360)	(204,154)
Accumulated amortization | Leasehold improvements
Property And Equipment Is Composed As Follows Abstract
Property and equipment	(43,901)	(26,928)	(12,621)
Accumulated amortization | Other
Property And Equipment Is Composed As Follows Abstract
Property and equipment	R$ (11,389)	R$ (7,789)	R$ (6,013)